Equity (Details) - USD ($)				12 Months Ended
		Nov. 11, 2024	Jun. 25, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Nov. 18, 2024
Equity [Line Item]
Ordinary shares issued		5,000,000
Dividends per ordinary shares (in Dollars per share)			$ 0.077
Ordinary shares amount (in Dollars)			$ 769,231	$ 769,231
Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares issued		8,560,000
Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares issued		490,000
Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares issued		480,000
Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares issued		470,000
Re-designate Class A Common Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares authorized		4,940,000,000
Re-designate Class B Common Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		50,000,000
Ordinary shares authorized		50,000,000
Common Class B [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)	[1]			$ 0.00001	$ 0.00001
Ordinary shares issued	[1]			5,000,000
Ordinary shares authorized	[1]			50,000,000	50,000,000
Voting rights		twenty
Ordinary shares outstanding	[1]			5,000,000
Common Class B [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		8,560,000					5,000,000
Common Class B [Member] | Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares issued		490,000
Common Class B [Member] | Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares issued		480,000
Common Class B [Member] | Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		470,000
Common Class A [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)	[1]			$ 0.00001	$ 0.00001
Ordinary shares issued	[1]			17,750,000	10,000,000
Ordinary shares authorized	[1]			4,950,000,000	4,950,000,000
Voting rights		one
Ordinary shares outstanding	[1]			17,750,000	10,000,000
Common Class A [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		6,634,000					6,634,000
Common Class A [Member] | Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares issued		379,750					379,750
Common Class A [Member] | Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares issued		372,000					372,000
Common Class A [Member] | Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		364,250					364,250
Common Stock [Member]
Equity [Line Item]
Subdivision issued and unissued				100,000
Ordinary shares par value (in Dollars per share)				$ 0.00001	$ 1
Ordinary shares issued					100,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation